INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Balance at the beginning of the year	$ 4,047
Participation in the profit or loss of the period	2,177,116	$ 4,002,967	$ 4,041,190
Year-end balance	2,042	4,047
Joint ventures [member]
Disclosure of joint ventures [line items]
Balance at the beginning of the year	4,047	2,394	79
Participation in the profit or loss of the period	(2,005)	1,650	1,512
Dividends received			(70)
Acquisitions		3
Exchange difference			873
Year-end balance	$ 2,042	$ 4,047	$ 2,394